Schedule of net sales for each operating segment (Details) - BRL (R$) R$ in Thousands	3 Months Ended		9 Months Ended
	Sep. 30, 2021	Sep. 30, 2020	Sep. 30, 2021	Sep. 30, 2020
Disclosure of operating segments [line items]
NET SALES	R$ 12,389,985	R$ 9,942,591	R$ 34,618,863	R$ 27,995,582
Other Segments [Member]
Disclosure of operating segments [line items]
NET SALES	549,238	341,516	1,318,839	873,508
Domestic [Member]
Disclosure of operating segments [line items]
NET SALES	6,392,041	5,291,705	17,602,262	14,589,716
Domestic [Member] | In Natura [Member]
Disclosure of operating segments [line items]
NET SALES	1,634,165	1,251,395	4,380,670	3,601,927
Domestic [Member] | Poultry [Member]
Disclosure of operating segments [line items]
NET SALES	1,255,312	907,235	3,324,314	2,670,960
Domestic [Member] | Pork And Other [Member]
Disclosure of operating segments [line items]
NET SALES	378,853	344,160	1,056,356	930,967
Domestic [Member] | Processed Foods [Member]
Disclosure of operating segments [line items]
NET SALES	4,740,367	4,032,656	13,167,042	10,966,468
Domestic [Member] | Other Sales [Member]
Disclosure of operating segments [line items]
NET SALES	17,509	7,654	54,550	21,321
International [Member]
Disclosure of operating segments [line items]
NET SALES	5,448,706	4,309,370	15,697,762	12,532,358
International [Member] | In Natura [Member]
Disclosure of operating segments [line items]
NET SALES	4,642,946	3,635,187	13,250,947	10,651,454
International [Member] | Poultry [Member]
Disclosure of operating segments [line items]
NET SALES	4,047,027	3,016,452	11,291,729	8,994,799
International [Member] | Pork And Other [Member]
Disclosure of operating segments [line items]
NET SALES	595,919	618,735	1,959,218	1,656,655
International [Member] | Processed Foods [Member]
Disclosure of operating segments [line items]
NET SALES	758,768	589,996	2,162,453	1,664,171
International [Member] | Other Sales [Member]
Disclosure of operating segments [line items]
NET SALES	R$ 46,992	R$ 84,187	R$ 284,362	R$ 216,733